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HSBC High Yield Fund
HSBC High Yield Fund
Investment Objective
The investment objective of the HSBC High Yield Fund (the “Fund”) (formerly the HSBC Global High Yield Bond Fund) is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 39 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 79.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC High Yield Fund	Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	3.75%	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC High Yield Fund		Class A Shares		Class I Shares
Management Fee		0.65%		0.65%
Shareholder Servicing Fee		0.25%		none
Other Operating Expenses		1.67%		1.57%
Total Other Expenses		1.92%		1.57%
Acquired Fund Fees and Expenses		0.03%		0.03%
Total Annual Fund Operating Expenses		2.60%	[1]	2.25%
Fee Waiver and/or Expense Reimbursement	[2]	1.67%		1.67%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.93%		0.58%
[1]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 0.90% for Class A Shares and 0.55% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2021. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account until its expiration on March 1, 2021. The Example does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC High Yield Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	466	1,000	1,559	3,079
Class I Shares	59	542	1,052	2,454

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 76% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of high yield securities. High yield securities are commonly referred to as “junk bonds” and are rated lower than “Baa3” by Moody’s Investors Service (“Moody’s”) or lower than “BBB-” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), to be of comparable quality. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector, security or issuer.

The Fund primarily invests in U.S. dollar denominated fixed income securities issued by U.S. companies or governments (or any political subdivision, agency, authority or instrumentality of a government). The Fund may also invest up to 30% of its total assets in fixed income securities issued by non-U.S. companies or governments (or any political subdivision, agency, authority or instrumentality of a government), including securities of issuers in emerging market countries.

The Fund may use swaps (e.g., credit default, interest rate and total return swaps), forwards (e.g., forward foreign currency exchange contracts), futures, options and other derivative instruments for hedging purposes, cash management purposes, as a substitute for investing in fixed income securities, or to enhance returns. For example, the Fund may use credit default swaps to manage credit risk, interest rate swaps to manage interest rate risk and forward foreign currency exchange contracts to manage currency risk. The Fund may also use derivatives, including futures, for investment purposes when the Adviser believes that doing so will assist the Fund in achieving its investment objective. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics or exposures similar to high yield securities.

The Fund may also invest in senior secured loans (including assignments and participations), second lien loans, senior and subordinated loans and convertible bonds, including contingent convertible bonds (up to 15% of its total assets). Convertible bonds, which may be issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other instruments, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by a nationally recognized statistical rating organization (“NRSRO”).

The Fund may also purchase investment grade fixed income securities. Investment grade fixed income securities are securities that are rated by one or more NRSROs within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA,” “AA,” “A” or “BBB” by S&P or Fitch or “Aaa,” “Aa,” “A” or “Baa” by Moody’s). The Fund may also invest up to 20% of its total assets in asset-backed securities.

The Fund may also seek to achieve its investment objective by investing up to 10% of its total assets in other underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not affiliated with the Adviser.

The Fund’s portfolio is carefully constructed by the Adviser. Through top-down oversight, the Adviser determines asset, currency and duration positioning, among other things. Securities are selected for purchase and sale through a fundamental research-driven bottom-up investment process, in which issuers are analyzed based on fundamental credit research and standard valuation tools. Securities are also selected through a top-down investment process, based on regional, sector and credit allocations.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the ICE BofA U.S. High Yield Constrained Index (the “Index”), which as of December 31, 2019 was 3.03 years.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Asset-Backed Securities: Asset-backed securities are debt instruments that are secured by interests in pools of financial assets, such as credit card or automobile receivables. The value of these securities will be influenced by the factors affecting the assets underlying such securities, changes in interest rates, changes in default rates of borrowers and private insurers or deteriorating economic conditions. During periods of declining asset values, asset-backed securities may be difficult to value or become more volatile and/or illiquid. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•	Convertible Bond Risk: Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security. Contingent convertible bonds (“CoCo bonds”) are hybrid bonds typically issued by banks. When the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo bond may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCo bonds may have substantially greater risk than other securities in times of financial stress.

•	Counterparty Risk: When the Fund enters into an investment contract, such as an over-the-counter derivative, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations and that the Fund will sustain losses.

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid) than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity due to such factors as specific issuer developments and interest rate sensitivity, may be more vulnerable to adverse market, economic, social or political conditions.

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may negatively affect the ability of the Fund to pay redemption proceeds within the allowable time period.

•	Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Emerging Markets Risk: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays or failures in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, tariffs and/or trade embargoes, expropriation, nationalization and repatriation restrictions; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscation of assets and property and other government restrictions (e.g., sanctions or tariffs) by the United States or other countries; expropriation or confiscatory taxation; imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains); and different corporate disclosure and governance standards.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Liquidity Risk: The Fund may hold illiquid investments by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. An investment may become illiquid after purchase. The Fund could lose money or dilute remaining investors’ interests if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid, less liquid or that trade in lower volumes may be more difficult to value.

•	Loan-Related Investments Risk: In addition to risks generally associated with debt investments (e.g., interest rate risk and credit risk), loan-related investments, such as loan participations and assignments, are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. Increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to contractual remedies to the extent that such remedies are provided for in the agreement. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans. Consequently, the Fund may have to sell other investments, maintain higher levels of cash or engage in borrowing transactions, such as borrowing from any overdraft facility, if necessary to raise cash to meet its redemption obligations.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

•	Other Investment Companies Risk: By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices, and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

•	Sovereign Debt Risk: Sovereign debt instruments, which are instruments issued by foreign governmental entities, are subject to the risk that the governmental entity may be unable or unwilling to repay the principal or interest on its sovereign debt due to, among other reasons, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt or its failure to implement economic reforms. There is no generally established legal or bankruptcy process for collecting sovereign debt.

•	Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument (or index) for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s net asset value to decrease. Swaps are also particularly subject to credit, correlation, valuation, liquidity and leveraging risks. Swap agreements may also be considered illiquid.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with that of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. Prior to April 1, 2019, the Fund invested at least 80% of its net assets, plus borrowings for investment purposes, in a globally diversified portfolio of high yield securities. Effective April 1, 2019, the Fund invests primarily in U.S. dollar denominated fixed income securities issued by U.S. companies or governments (or any political subdivision, agency, authority or instrumentality of a government). Accordingly, performance information prior to that date reflects the Fund’s former investment strategies, and future performance will vary. In addition, as of April 1, 2019, the Fund’s benchmark was changed from the ICE BofA BB-B Global High Yield Constrained Index (USD Hedged) to the Index. The Adviser believes that the Index is a more appropriate index against which to measure performance in light of the changes to the Fund’s investment strategies.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares will differ from the Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	Q1 2019	5.76%
Worst Quarter:	Q4 2018	-3.45%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A Shares may vary. The table further compares the Fund’s performance over time to those of the Index and the Fund’s former benchmark, the ICE BofA BB-B Global High Yield Constrained Index (USD Hedged).

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - HSBC High Yield Fund	Inception Date	1 Year	Since Inception
Class I Shares	Jul. 14, 2015	12.88%	5.13%
Class I Shares | After Taxes on Distributions	Jul. 14, 2015	10.48%	2.91%
Class I Shares | After Taxes on Distributions and Sales	Jul. 14, 2015	7.57%	2.92%
Class A Shares	Jul. 14, 2015	8.25%	3.86%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)		14.41%	6.29%	[1]
ICE BofA BB-B Global High Yield Constrained Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)		14.72%	6.55%	[1]
[1]	Since July 14, 2015